Contents of Significant Accounts - Long-Term Loans - Additional Information (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Unsecured syndicated loans from Bank of Taiwan and 7 others [member]
Disclosure of detailed information about borrowings [Line Items]
Endorsement		$ 1,247,000,000	$ 1,385,000,000
Unsecured syndicated loans from Bank of Taiwan and 7 others [member] | Top of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Endorsement		1,700,000,000	1,700,000,000
Secured syndicated loans from China Development Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Endorsement		9,093,000,000
Secured syndicated loans from China Development Bank [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN) [Member]
Disclosure of detailed information about borrowings [Line Items]
Endorsement		6,063,000,000	6,629,000,000
Secured syndicated loans from China Development Bank [member] | Top of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Endorsement	$ 310,000,000
Secured syndicated loans from China Development Bank [member] | Top of Range [Member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN) [Member]
Disclosure of detailed information about borrowings [Line Items]
Endorsement		$ 8,744,000,000	$ 9,471,000,000